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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [  ]; Amendment Number:  _____
  This Amendment (Check only one): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CMG@Ventures II, LLC
100 Brickstone Square
Andover, MA 01810

Form 13F File Number:  028-05753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

David S. Wetherell
Managing Member
(978) 684-3600

Signature, Place and Date of Signing:

/s/ David S. Wetherell
----------------------
Andover, Massachusetts
August 11, 2001

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other manager(s).)

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                              Form 13F SUMMARY PAGE

                     REPORTING MANAGER: CMG@VENTURES II, LLC

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 8
                                       ---

Form 13F Information Table Value Total: $3,047 (thousands)
                                        ------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

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                           FORM 13F INFORMATION TABLE
                     REPORTING MANAGER: CMG@Ventures II, LLC

                                                    ITEM 4:    ITEM 5:
                                                     FAIR      SHARES                                             ITEM 8:
                             ITEM 2:   ITEM 3:      MARKET       OR                 ITEM 6:                   VOTING AUTHORITY
         ITEM 1:            TITLE OF   CUSIP         VALUE    PRINCIPAL      SH/   INVESTMENT   ITEM 7:     (A)     (B)      (C)
      NAME OF ISSUER         CLASS     NUMBER        (000)      AMOUNT       PRN   DISCRETION  MANAGERS     SOLE   SHARED    NONE
Amazon.com, Inc.               COM       023135106    994        70,266       SH       SOLE                 70,266
Critical Path, Inc.            COM       22674V100    67         65,792       SH       SOLE                 65,792
Hollywood Entertainment        COM       436141105    677        80,014       SH       SOLE                 80,014
  Corporation
Kana Communications,           COM       483600102    602        294,991      SH       SOLE                294,991
  Inc.
PTEK Holdings, Inc.            COM       69366M104    131        49,955       SH       SOLE                 49,955
Ventro Corporation             COM       163595101    43         106,757      SH       SOLE                106,757
Vicinity Corporation           COM       925653107    3          1,603        SH       SOLE                  1,603
Yahoo! Inc.                    COM       984332106    530        26,519       SH       SOLE                 26,519